Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	$ 293
At the end of the year	159	$ 293
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	88
Remeasurement of defined benefit obligation	(4,017)	(4,446)
Past service cost related to plan amendments	0	245
Termination benefits	6	21
Return on plan assets excluding interest income	2,596	1,234
Asset ceiling effect excluding interest expense and foreign currency translation	1,237	3,336
At the end of the year	28	88
Swiss defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	44,922	22,272
Current service cost	763	567
Interest expense	564	680
Plan participant contributions	446	370
Remeasurement of defined benefit obligation	4,017	4,446
of which: actuarial (gains) / losses due to changes in demographic assumptions	25	76
of which: actuarial (gains) / losses due to changes in financial assumptions	2,723	2,886
of which: experience (gains) / losses	1,269	1,484
Past service cost related to plan amendments	0	245
Curtailments	(104)	(29)
Benefit payments	(2,665)	(2,309)
Termination benefits	6	21
Foreign currency translation	(3,332)	3,516
At the end of the year	44,617	44,922
Swiss defined benefit plans | Defined benefit obligation | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	15,142
At the end of the year		15,142
Swiss defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	54,404	30,119
Plan participant contributions	446	370
Benefit payments	(2,665)	(2,309)
Other movements	0	2
Return on plan assets excluding interest income	2,596	1,234
Interest income	700	916
Employer contributions	811	690
Administration expenses, taxes and premiums paid	(27)	(19)
Foreign currency translation	(4,024)	4,485
At the end of the year	52,241	54,404
Swiss defined benefit plans | Fair value of plan assets | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	18,914
At the end of the year		18,914
Swiss defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	9,394	7,848
Interest expense on asset ceiling effect	128	225
Asset ceiling effect excluding interest expense and foreign currency translation	(1,237)	(3,336)
Foreign currency translation	(688)	963
At the end of the year	7,596	9,394
Swiss defined benefit plans | Asset ceiling effect | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	3,695
At the end of the year		3,695
Other plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	205
At the end of the year	$ 131	$ 205